Financial assets at fair value through other comprehensive income - Securities (Details Narrative) - BRL (R$) R$ in Millions		1 Months Ended		7 Months Ended	12 Months Ended
	Jan. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Receipt of dividends					R$ 275
Total sale of equity		R$ 78	R$ 78
Sale of equity fair value		R$ 387	R$ 1,121
Pismo Holdings Shares [Member]
IfrsStatementLineItems [Line Items]
Total sale of equity	R$ 150			R$ 657
Sale of equity fair value	R$ 192			R$ 4,508